CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net income	$ 908,822	¥ 6,452,554	¥ 1,565,139	¥ 955,572
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation charge	121,501	862,642	1,000,869	9,884
Change in fair value of foreign exchange forward contracts	(2,546)	(18,079)	13,818	104,643
Change in fair value of foreign exchange options	(10,466)	(74,307)	4,163	(18,809)
Change in fair value of convertible senior notes	4,393	31,188	12,083	(327,762)
Change in fair value of call option	0	0	0	136,121
Change in fair value of short term investments	158	1,125	0	0
Change in fair value of financial liability	112	793
Deferred income taxes	(119,073)	(845,403)	(320,673)	(262,370)
Change in fair value of long-term investment	(31,194)	(221,473)	(101,871)
Income from licensed patents whose consideration net off licensed patents (Note 5)	(7,124)	(50,581)
Depreciation of property, plant and equipment	1,106,531	7,856,000	2,585,018	1,603,786
Amortization of right-of-use assets	24,314	172,625	129,869	135,791
Depreciation of project assets	0	0	0	32,559
Amortization of land use rights	5,445	38,656	27,353	18,031
Amortization of intangible assets	17,147	121,742	17,324	11,904
Amortization of guarantee liability	0	0	0	(6,364)
Inventory write-down	402,693	2,859,000	1,819,166	823,273
Provision for expected credit loss	25,744	183,000	285,394	82,427
Loss on disposal of property, plant and equipment	15,187	107,829	248,500	350,336
Loss on disposal of intangible assets	1,958	14,000	0	0
Amortization of deferred losses related to sale-leaseback transactions	0	0	0	13,424
Impairment of long-lived assets	90,143	640,004	373,732	273,713
Equity in loss/(income) of affiliated companies	(31,363)	(222,674)	(193,708)	(59,809)
Gain on disposal of investment in subsidiaries	0	0	(14,232)	0
Exchange (gain)/loss, net	(132,127)	(938,092)	(1,025,891)	355,499
Changes in operating assets and liabilities (net of impact of disposition):
Increase in accounts receivable - third parties	(959,045)	(6,809,123)	(8,610,986)	(3,666,406)
(Increase)/decrease in accounts receivable - related parties	(23,127)	(164,200)	(115,300)	364,677
(Increase)/decrease in notes receivable - third parties	352,294	2,501,251	(5,006,954)	(638,398)
(Increase)/decrease in notes receivable - a related party	39,668	281,641	(282,824)	33,001
Increase in advances to suppliers - third parties	(249,469)	(1,771,208)	(1,706,688)	(856,574)
Increase in advances to suppliers - a related party	7,085	50,304	(56,860)	0
Increase in inventories	(540,200)	(3,835,365)	(6,053,218)	(5,698,689)
Increase in long term payable	25,287	179,532	0	0
(Increase)/decrease in lease liabilities	3,025	21,474	(22,365)	(50,426)
(Increase)/decrease in other receivables - related parties	(604)	(4,287)	(6,248)	6,408
Increase in prepayments and other current assets	(30,967)	(219,861)	(277,283)	(208,125)
Decrease in other assets - related parties			3,417	104,027
(Increase)/decrease in other assets - third parties	8,836	62,735	621,880	(139,877)
Increase in land use right	0	0	(473,806)	(347,126)
Increase in accounts payable - third parties	780,705	5,542,926	3,588,939	2,644,118
Increase/(decrease) in accounts payable - related parties	2,992	21,244	(15,863)	1,750
Increase in accrued payroll and welfare expenses	115,774	821,986	795,140	245,737
Increase in deferred revenue				200,000
Increase/(decrease) in advances from - third parties	(320,382)	(2,274,683)	3,289,191	3,533,231
Increase/(decrease) in advances from - a related party	(59)	(417)	3,829	0
Increase in income tax payables	48,430	343,849	522,879	141,136
Increase in warranty cost - non current	101,854	723,150	0	0
Increase in other payables and accruals - third parties	194,225	1,378,975	1,572,549	599,618
Increase/(decrease) in other payables and accruals - a related party	794	5,635	3,734	(69,285)
Net cash provided by / (used in) operating activities	1,947,371	13,826,124	(5,800,784)	430,646
Cash flows from investing activities:
Maturity of restricted short-term investments	2,352,094	16,699,633	8,494,069	10,501,200
Maturity of short-term investments			150,000	723,000
Maturity of restricted long-term investments	194,183	1,378,680	1,232,960	1,648,698
Proceeds from disposal of property, plant and equipment and land use right	66,419	471,569	714,176	20,458
Proceeds from pro rata decrease in an equity investment	1,415	10,048	94,284
Proceeds from disposal of an equity investment			15,000
Net of cash disposed of, cash payment from, disposal of subsidiaries			(91,334)
Purchase of property, plant and equipment	(2,153,542)	(15,289,935)	(12,251,348)	(8,653,859)
Cash paid for investment in affiliates			(615,100)	(315,000)
Purchase of intangible assets	(27,948)	(198,682)	(42,415)	(32,261)
Purchase of restricted short-term investments	(2,146,498)	(15,239,924)	(8,177,423)	(13,362,480)
Purchase of restricted long-term investments	(216,369)	(1,536,198)	(1,406,943)	(1,464,202)
Purchase of short-term investments	(144,343)	(1,024,820)		(303,000)
Proceeds from dividends from associates	17,939	127,363		23,213
Purchase of land-use right	(50,986)	(361,997)
Acquisition of a subsidiary, net of cash acquired	5,126	36,398
Cash paid for investment in equity securities	(38,353)	(272,305)	(227,000)	(95,000)
Redemption of available-for-sales securities	14,859	105,500
Loan to third party			(23,459)
Deposits provided for an equity investment			(37,854)
Purchase of available-for-sale securities	(9,155)	(65,000)	(100,000)
Net cash used in investing activities	(2,135,159)	(15,159,670)	(12,272,387)	(11,309,233)
Cash flows from financing activities:
Proceeds from exercise of call option				621,059
Proceeds from issuance of ordinary shares				641,065
Subsidiary's offering of its equity interests			9,770,000
Cash payment for transaction costs of Jiangxi Jinko's offering			(47,148)
Settlement of non-controlling interests			5,182
Cash payment for finance lease as lessee	(39,555)	(280,833)	(216,722)	(286,292)
Proceeds from exercise of share options		0	5,024	10,185
Payment of deposit for finance lease as lessee				(4,257)
Capital contributions from non-controlling interest holder	1,450	10,292	17,000
Proceeds from bank borrowings	2,782,333	19,754,288	29,663,730	30,445,781
Repayment of borrowings	(2,932,759)	(20,822,295)	(27,624,208)	(24,280,437)
Increase/(decrease) in notes payable - related party	(20,071)	(142,500)	419,500
Increase in notes payable - third party	733,702	5,209,209	8,132,100	2,737,347
Payment of Jiangxi Jinko's dividend to non-controlling interest holders	(51,870)	(368,275)	(95,172)
Proceeds from issuance of Jiangxi Jinko's convertible notes	665,650	4,726,048
Issuance cost paid for issuance of Jiangxi Jinko's convertible notes	(4,492)	(31,891)
Cash payment for dividend	(78,818)	(559,599)
Proceeds from financial liabilities measured at FVPL	116,979	830,540
Borrowings from government background funds	91,551	650,000		2,133,400
Repurchase of shares	(11,167)	(79,282)
Repurchase of ordinary shares of Jiangxi Jinko	(42,266)	(300,087)
Net cash provided by financing activities	1,217,046	8,640,904	20,018,922	12,017,851
Effect of foreign exchange rate changes on cash, cash equivalents, and restricted cash	119,573	848,969	227,957	(116,790)
Net increase in cash, cash equivalents, and restricted cash	1,148,831	8,156,327	2,173,708	1,022,474
Cash, cash equivalents, and restricted cash, beginning of the year	1,587,481	11,270,954	9,097,246	8,074,772
Cash, cash equivalents, and restricted cash, end of the year	2,736,275	19,427,281	11,270,954	9,097,246
Supplemental disclosure of cash flow information
Cash paid for income tax	251,249	1,783,845	400,338	157,366
Cash paid for interest expenses (net of amounts capitalized)	147,208	1,117,871	1,072,812	801,873
Supplemental disclosure of non-cash investing and financing cash flow information
Purchases of property, plant and equipment included in payables	1,183,746	8,404,479	5,674,455	2,756,446
Proceeds from exercise of share options received in subsequent period				1,169
Receivables related to disposal of Property, plant and equipment and land use right	12,608	89,519	¥ 378,900	111,804
Offset of receivables with payables for mutual patent licensing	7,124	50,581
Conversion of convertible senior notes to ordinary shares	(34,830)	(247,290)		¥ (340,330)
Jinko Solar Co., Ltd. ("Jiangxi Jinko")
Cash flows from financing activities:
Proceeds from exercise of share options	$ 6,379	¥ 45,289